ITEM 1. REPORT TO STOCKHOLDERS


John Hancock
California
Tax-Free Income
Fund

ANNUAL
REPORT

8.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 18

Trustees & officers
page 32

For your information
page 37


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first eight months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 35.56% through August, while the Dow Jones Industrial Average was up 14.68% and the Standard & Poor's 500 Index returned 15.94%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 18.53% through August, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of August 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from fed-
eral and California
personal income
taxes, consistent
with preservation
of capital.

Over the last twelve months

* The bond markets were volatile in response to changing views on the direction of inflation, interest rates and the economy.

* The California muni market lagged due to heavy bond issuance, a state budget stalemate and the gubernatorial recall election.

* The Fund benefited from holdings in the utilities sector, but tobacco bond holdings proved disappointing.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2003." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the 0.48% total return for Class A. The second bar represents the -0.37% total return for Class B. The third bar represents the -0.37% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.5%   Foothill/Eastern Trans. Corridor Agency, 1-1-34, 6.000%
 3.3%   Sacramento Power Auth., 7-1-22, 6.000%
 3.1%   Santa Ana Financing Auth., 7-1-24, 6.250%
 2.6%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.755%
 2.6%   San Bernardino, County of, 8-1-17, 5.500%
 1.9%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.8%   Santa Clara County Finance Auth., 5-15-17, 5.500%
 1.5%   California, State of, 4-1-29, 4.750%
 1.5%   California State Public Works Board, 1-1-15, 5.500%
 1.4%   Sacramento City Financing Auth., 1-1-30, 6.250%

As a percentage of net assets on August 31, 2003.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, AND JAMES T. COLBY, III, PORTFOLIO MANAGERS

John Hancock
California Tax-Free Income Fund

James T. Colby joined John Hancock Fund's tax-exempt management team in July 2003. A vice president, he has 23 years of investment experience.

After three consecutive years of strong gains, municipal bonds turned in lackluster results for the 12-month period ending August 31, 2003. During much of the period, munis rallied in response to interest-rate cuts by the Federal Reserve Board, continued strong demand for fixed-income investments and disappointingly slow economic growth -- which kept a lid on inflationary pressures. But by late-spring 2003, demand for bonds began to cool when the Iraq-related uncertainties that had weighed on the economy eased. In early summer, signs of domestic and global economic improvement, better-than-expected corporate earnings, and a growing sense that the Fed's next move would be to raise, rather than lower, interest rates, dramatically lessened the demand for bonds and caused an unexpectedly abrupt selloff. From mid-June through the end of July, municipal bonds suffered one of their worst six-week periods ever, more than erasing the gains they had enjoyed earlier in the period. In August, the bond markets recovered, boosted by low inflation numbers and comments from the Fed supporting continued low interest rates.

"After three consecutive
 years of strong gains,
 municipal bonds turned
 in lackluster results..."

California munis encountered additional challenges during the year, causing them to lag the national municipal market overall. The weak economic conditions that gripped the nation during much of the period were mirrored -- and magnified -- in California. That economic weakness, coupled with the state's inability to balance its budget for several years running prompted the major rating agencies to downgrade California's credit rating for its general-obligation and state-appropriated debt. Further troubling investors was the state's decision to finance the deficit by raiding reserve funds and increasing borrowing rather than cutting spending. On top of all this was the uncertainty surrounding the recall election of Governor Gray Davis. While these economic and fiscal challenges have tarnished the state, we firmly believe its fundamentals provide a compelling investment case over the long term. California is home to one of the nation's most diverse and deep economies, along with a well-educated, highly paid workforce. We see very little chance that California will default on any state debt, and view its long-term economic prospects very favorably.

[Photos of Dianne Sales and James Colby flush right next to first paragraph.]

PERFORMANCE REVIEW

For the 12 months ended August 31, 2003, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares returned 0.48%, -0.37% and -0.37%, respectively, at net asset value. For the same one-year period, the average California municipal bond fund returned 1.36%, according to Lipper, Inc.1, and the Lehman Brothers Municipal Bond Index returned 3.14%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

The Fund's recent performance lag can be attributed in part to our holdings in long-duration bonds, which suffered in the dramatic backup that occurred in June and July. Duration is a measure of how sensitive a bond's price is to interest-rate changes. The longer the duration, the more sensitive the bond's price. When rates were declining, and prices rising, these long-duration bonds performed well. But when rates and bond yields moved higher in the summer, they underperformed. Given the dramatic shift in investor sentiment and the direction of the bond market, we've shortened the portfolio's duration, selling some of those long-duration bonds in the process.

"Some of our best perform-
 ers during the period
 included seasoned land
 development bonds..."

LEADERS AND LAGGARDS

Some of our best performers during the period included seasoned land development bonds, which benefited from high housing demand and lower interest rates. The market increasingly rewarded the types of projects we favored, which were those in well-built-out areas with limited competition. The favorable environment boosted buildout rates on the projects, as homes sold quickly, bringing better-than-expected performance and dramatically improved credit quality to these names.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is General obligation 13%, the second is Health 9%, the third Authority 9%, the fourth Water & sewer 7% and the fifth
Transportation 6%.]

Sector and security selection also helped performance. Our holdings in essential-services bonds -- such as water, sewer and electric utilities -- and our decision to underweight bonds issued by the state worked in the Fund's favor. Bonds issued by utilities enjoyed more stable revenues amid weak economic conditions because of the essential nature of their services. In contrast, state-issued general-obligation and appropriated debt remained under pressure throughout the period due to the state's ongoing budget imbalance.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-03." The chart is divided into three sections (from top to left): Revenue bonds 85%, General obligation bonds 13% and Short-term investments and other 2%.]

Detracting from performance were our holdings in tobacco asset-securitized bonds. These bonds initially came under pressure due to an increase in supply, and were further depressed by concerns about unresolved litigation against Philip Morris, a major participant in the tobacco company settlement with the states. Although we trimmed our tobacco holdings in order to side-step these near-term challenges, we held onto the bulk of our position because we believe they offer a good combination of value and yield.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Longer-duration bonds followed by a down arrow with the phrase "Rising interest rates pressure prices." The second listing is Utility bonds followed by an up arrow with the phrase "Steady revenues amid economic weakness." The third listing is Tobacco bonds followed by a down arrow with the phrase "Litigation concerns and heavy supply."]

OUTLOOK

We believe that the economy will continue to improve through the end of 2003, although the extent of that improvement is debatable. Arguing in favor of very strong economic growth is the massive economic stimulus resulting from tax cuts and the Federal Reserve Board's stated commitment to keeping the economy growing. However, we think it's more likely that the pace of growth will be gradual because higher mortgage rates and a weak job market could dampen consumer spending, keeping a lid on inflation. As for California municipal bonds, fiscal weakness, combined with increased supply, have caused spreads to widen, providing values we haven't seen in more than a decade. Over the next year, we believe that periods of weakness resulting from macroeconomic and California-specific issues should be viewed as times to add to our state-related holdings.

"We believe that the
 economy will continue to
 improve through the end
 of 2003..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
August 31, 2003

                                           Class A      Class B      Class C
Inception date                            12-29-89     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -4.03%       -5.16%       -2.30%
Five years                                    3.05%        2.86%          --
Ten years                                     4.75%        4.60%          --
Since inception                                 --           --         2.83%

Cumulative total returns with maximum sales charge (POP)
One year                                     -4.03%       -5.16%       -2.30%
Five years                                   16.19%       15.14%          --
Ten years                                    58.99%       56.76%          --
Since inception                                 --           --        13.13%

SEC 30-day yield as of August 31, 2003
                                              4.62%        3.99%        3.95%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $17,644 as of August 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund, without sales charge
(NAV), and is equal to $16,647 as of August 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, with maximum sales charge
(POP), and is equal to $15,901 as of August 31, 2003.

                  Cum Value       Cum Value       Lehman
                   of $10K         of $10K       Municipal
Plot Date         (No Load)        (w/Load)      Bond Index

8/31/1993          $10,000         $ 9,500        $10,000
2/28/1994           10,116           9,663         10,105
8/31/1994            9,879           9,436         10,014
2/28/1995           10,014           9,565         10,295
8/31/1995           10,604          10,129         10,902
2/29/1996           11,285          10,780         11,432
8/31/1996           11,408          10,897         11,473
2/28/1997           11,960          11,424         12,062
8/31/1997           12,516          11,956         12,533
2/28/1998           13,183          12,593         13,164
8/31/1998           13,679          13,066         13,617
2/28/1999           13,986          13,360         13,974
8/31/1999           13,694          13,081         13,695
2/29/2000           13,609          12,999         13,663
8/31/2000           14,507          13,857         14,608
2/28/2001           15,158          14,479         15,371
8/31/2001           15,850          15,140         16,102
2/28/2002           15,972          15,257         16,422
8/31/2002           16,567          15,825         17,107
2/28/2003           16,963          16,204         17,681
8/31/2003           16,647          15,901         17,644

                                   Class B 1      Class C 1
Period beginning                   8-31-93         4-1-99
Without sales charge               $15,676        $11,425
With maximum sales charge               --        $11,313
Index                              $17,644        $12,609

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2003

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE

TAX-EXEMPT LONG-TERM BONDS 97.87%                                                                        $363,801,005
(Cost $345,078,735)

California 87.80%                                                                                         326,388,178
ABAG Finance Authority for Nonprofit Corps,
  Cert of Part Nat'l Center for Int'l Schools Proj,
  05-01-18                                                            7.375      BB+            4,300       4,553,012
  Rev San Diego Hosp Assoc Ser 2001A, 08-15-20                        6.125      BBB+           2,000       2,058,800
ABC Unified School District,
  Gen Oblig Cap Apprec, 08-01-33                                       Zero      AAA            5,365         966,773
Anaheim, City of,
  Cert of Part Ref Reg Convention Ctr, 07-16-23                      11.511#     AAA            2,000       2,513,120
Anaheim Public Financing Auth,
  Sub Lease Rev Cap Apprec Ser 1997C Anaheim
  Pub Imp Proj, 09-01-18                                               Zero      AAA            3,000       1,372,440
  Sub Lease Rev Cap Apprec Ser 1997C Anaheim
  Pub Imp Proj, 09-01-36                                               Zero      AAA            9,545       1,415,428
Antioch Public Financing Authority,
  Reassessment Rev Ser B, 09-02-15                                    5.850      BB+            1,410       1,459,505
California County Tobacco Securitization Agency,
  Tobacco Settlement Asset Backed Bond Fresno
  County Funding Corp, 06-01-35                                       6.000      BBB            1,765       1,328,092
  Tobacco Settlement Asset Backed Bond Kern County
  Corp Ser 2002A, 06-01-43                                            6.125      BBB            2,000       1,514,340
  Tobacco Settlement Asset Backed Bond Stanislaus
  County Funding Corp Ser 2002A, 06-01-33                             5.500      BBB            1,000         717,650
California Department of Water Resources,
  Pwr Supply Rev Ser 2002A, 05-01-21                                  5.375      BBB+           4,000       4,055,400
California Educational Facilities Auth,
  Rev 1993 Ser B Pooled College & Univ Proj, 06-01-09                 6.125      Baa2             305         311,692
California Health Facilities Financing Auth,
  Ins Rev Ref Ser A Catholic Healthcare West
  Obligated Group, 07-01-15                                           5.750      AAA            2,000       2,156,140
  Ins Rev Ref Ser B Hlth Facil Small Facil, 04-01-22                  7.500      BBB            2,000       2,172,100
  Rev Adventist Health System Ser 2003A, 03-01-28                     5.000      A              2,500       2,270,425
  Rev Ser 1994A Scripps Research Institute, 07-01-09                  6.300      Aa3              500         520,745
  Rev Stanford Hosp & Clinics Ser 2003A, 11-15-23                     5.000      A-             2,500       2,398,775
California Infrastructure & Economic Development Bank,
  Rev Bay Area Toll Bridges 1st Lien Ser 2003A,
  07-01-29                                                            5.000      AAA            3,000       2,952,750
  Rev J David Gladstone Inst Proj, 10-01-34                           5.250      A-             1,000         962,040
  Rev Kaiser Hosp Asst I LLC Ser 2001A, 08-01-31                      5.550      A              3,000       2,964,600
California Pollution Control Financing Auth,
  Poll Control Rev 1991 Southern Calif Edison Co,
  12-01-17                                                            6.900      BB               500         490,000
  Poll Control Rev 1992 Ser A Pacific Gas & Electric Co,
  06-01-09                                                            6.625      CCC              500         492,490
  Poll Control Rev Ref 1996 Ser A Pacific Gas &
  Electric Co, 12-01-16                                               5.350      AAA            1,000       1,052,670
  Solid Waste Disposal Rev Keller Canyon
  Landfill Co Proj, 11-01-27                                          6.875      BB-            2,000       1,879,980
California Rural Home Mortgage Finance Auth,
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog,
  11-01-26                                                            7.550      AAA              120         126,660
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog
  Step Coupon, 05-01-27                                               7.750#     AAA              120         126,848
California, State of,
  Gen Oblig, 04-01-29                                                 4.750      AAA            6,000       5,596,020
California State Public Works Board,
  Lease Rev 1993 Ser A California State Univ Various
  Community College Proj, 12-01-18                                    5.625      BBB-           3,700       3,817,512
  Lease Rev 1996 Ser A Dept of Corrections, 01-01-15                  5.500      AAA            5,145       5,565,861
  Lease Rev Dept Corrections Ten Admin Ser 2002A,
  03-01-27                                                            5.000      AAA            2,000       1,964,180
  Lease Rev Ref 1993 Ser A California State Univ
  Various Univ Proj, 06-01-21                                         5.500      A+             1,250       1,256,937
  Lease Rev Ref 1993 Ser A Depart of Corrections
  Various State Prisons, 12-01-19                                     5.000      AAA            5,000       5,168,800
  Lease Rev Ser A Dept of Corrections, 01-01-21                       5.250      AAA            4,500       4,618,575
California Statewide Communities Development Auth,
  Ins Rev Cert of Part Statewide Auxiliary Univ Corp
  CA State Univ, 04-01-26                                             6.000      AAA            1,620       1,771,292
  Cert of Part Catholic Healthcare West, 07-01-20                     6.500      BBB            4,365       4,611,099
  Student Hsg Rev Ser 2002A Stonehaven
  Apartments Proj, 07-01-26                                           5.625      A              1,500       1,507,185
  Student Hsg Rev Ser 2002A Stonehaven
  Apartments Proj, 07-01-32                                           5.875      A              1,000       1,015,960
California Statewide Financing Auth,
  Tobacco Settlement Rev Asset Backed Bond
  Pooled Tobacco Sec 2002A, 05-01-29                                  5.625      Baa2           2,445       1,902,968
  Tobacco Settlement Rev Asset Backed Bond
  Pooled Tobacco Sec 2002A, 05-01-37                                  6.000      Baa2           2,500       1,873,725
  Tobacco Settlement Rev Asset Backed Bond
  Pooled Tobacco Sec 2002B, 05-01-37                                  6.000      Baa2           4,000       2,997,960
Capistrano Unified School District,
  Spec Tax of Community Facil Dist 92-1, 09-01-18                     7.000      AA             1,500       1,530,480
  Spec Tax of Community Facil Dist 92-1, 09-01-21                     7.100      AA             2,205       2,579,563
  Spec Tax of Community Facil Dist 98-2, 09-01-29                     5.750      BB+            2,470       2,395,505
Carson, City of,
  Imp Bond Act of 1915 Assessment District No.
  2001-1, 09-02-31                                                    6.375      BB+            1,375       1,383,264
Center Unified School District,
  Gen Oblig Cap Apprec Ser C, 09-01-16                                 Zero      AAA            2,145       1,129,900
Clearlake Redevelopment Agency,
  Tax Alloc Highlands Park Community Devel Proj,
  10-01-23                                                            6.400      AA               470         481,534
Contra Costa County Public Financing Auth,
  Lease Rev Ref Various Cap Facs Projs Ser 1999A,
  06-01-28                                                            5.000      AAA            3,000       2,945,430
Contra Costa Water District,
  Wtr Rev Ref Ser 2001K, 10-01-31                                     4.500      AAA            3,000       2,687,460
Corona Community Facilities District 97-2,
  Special Tax Rev, 09-01-23                                           5.875      BB+            1,465       1,469,996
Costa Mesa Public Financing Auth,
  1991 Local Agency Rev Ser A, 08-01-21                               7.100      BBB              210         211,791
Culver City Redevelopment Finance Auth,
  Rev Ref Sub Tax Alloc Ser 1999B, 11-01-18                           6.200      BBB-           2,000       2,038,900
Davis Redevelopment Agency,
  Tax Allocation Ref Davis Redevel Proj, 09-01-24                     7.000      AAA            5,115       5,238,732
Del Mar Race Track Auth,
  Rev Ref Ser 1996, 08-15-11                                          6.200      BBB            1,865       2,005,434
  Rev Ref Ser 1996, 08-15-06                                          6.000      BBB            1,645       1,731,313
Fairfield Public Financing Auth,
  1995 Rev Ser A Pennsylvania Ave Storm Drainage
  Proj, 08-01-21                                                      6.500      A              1,085       1,134,563
Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Current Int Ser 1995A,
  01-01-32                                                            6.500      AAA            1,665       1,894,770
  Toll Rd Rev Fixed Rate Current Int Ser 1995A,
  01-01-34                                                            6.000      AAA           14,775      16,577,402
  Toll Road Rev Ref Cap Apprec, 01-15-25                               Zero      BBB-           6,615       1,808,210
  Toll Road Rev Ref Cap Apprec, 01-15-36                               Zero      BBB-          30,000       4,077,300
  Toll Road Rev Ref Conv Cap Apprec, 01-15-26                          Zero      BBB-           5,000       3,358,750
Fresno, City of,
  Sewer Rev Ser A-1, 09-01-19                                         5.250      AAA            1,000       1,068,370
Fresno Joint Powers Financing Auth,
  Rev Ser A, 09-02-12                                                 6.550      BBB+           2,000       2,074,840
Fullerton Community Facilities District No. 1,
  Spec Tax Amerige Heights, 09-01-32                                  6.200      BB             1,000       1,012,850
Golden State Tobacco Securitization Corp,
  Tobacco Settlement Rev Ser 2003-A-1, 06-01-33                       6.250      BBB            3,000       2,421,090
  Tobacco Settlement Rev Ser 2003-A-1, 06-01-39                       6.750      BBB            1,720       1,416,042
Irvine, City of,
  Imp Bond Act of 1915 Assessment Dist 95-12 Ser B,
  09-02-21                                                            6.550      AA             1,000       1,073,030
  Imp Bond Act of 1915 Assessment Dist 00-18-GRP 3
  09-02-26                                                            5.550      BB+            1,000         962,320
  Mobile Home Park Rev Ser A Meadows Mobile
  Home Park, 03-01-28                                                 5.700      BBB-           4,000       3,688,320
Irwindale Community Redevelopment Agency,
  Sub Lien Tax Allocation Industrial Devel Proj,
  06-01-26                                                            7.050      BBB            2,750       2,935,240
Laguna Salada Union School District,
  Gen Oblig Ser 2000C, 08-01-26                                        Zero      AAA            1,000         275,740
Lancaster School District,
  Cert of Part Cap Apprec Ref, 04-01-19                                Zero      AAA            1,730         755,024
  Cert of Part Cap Apprec Ref, 04-01-22                                Zero      AAA            1,380         489,859
Lee Lake Water District Community Facilities
  District No. 2,
  Spec Tax Montecito Ranch, 09-01-27                                  6.125      BB             1,200       1,202,052
Long Beach, City of,
  Harbor Rev Ref Ser A, 05-15-18                                      6.000      AAA            2,660       3,027,107
  Spec Tax Cmty Facil District No. 6 Pike, 10-01-26                   6.250      BB-            2,500       2,513,575
Los Angeles Community Facilities District,
  Spec Tax No. 3 Cascades Business Park Proj, 09-01-22                6.400      BB+            1,000       1,039,390
Los Angeles Community Redevelopment Financing Auth,
  Rev MultiFamily Ser A Grand Central Square,
  12-01-26                                                            5.850      BB             2,000       1,869,900
Los Angeles Public Works Financing Auth,
  Rev Regional Park & Open Space Dist A, 10-01-15                     6.000      Aa3            3,750       4,024,987
Los Angeles Unified School District,
  Gen Oblig Election of 1997 Ser E, 07-01-17                          5.500      AAA            1,500       1,625,370
Metropolitan Water District of Southern California,
  Wtr Rev Ser 1997A, 07-01-30                                         5.000      AAA            2,000       1,956,480
Midpeninsula Regional Open Space District,
  Cap Apprec, 09-01-30                                                 Zero      AAA            3,670         747,469
Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of
  Millbrae Proj, 09-01-27                                             7.375      BB             2,500       2,540,725
New Haven Unified School District,
  Cap Apprec Ser A, 08-01-21                                           Zero      AAA            7,405       2,566,721
  Cap Apprec Ser B, 08-01-22                                           Zero      AAA           14,200       4,866,624
Northern California Transmission Agency,
  Rev 1990 Ser A Calif-Oregon Transm Proj, 05-01-13                   7.000      AAA              100         122,473
Oakland, Port of,
  Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd
  Proj, 01-01-19                                                      6.800      BBB              330         332,119
Orange County Development Agency,
  Tax Allocation Santa Ana Heights Proj, 09-01-23                     6.125      BBB            5,000       5,103,850
Orange Cove Irrigation District,
  Cert of Part Ref Rehab Proj, 02-01-17                               5.000      AAA            2,045       2,103,426
Orange, County of,
  Cert of Part Recovery Ref Ser A, 07-01-16                           5.800      AAA            2,000       2,211,140
  Cmty Facil Dist 1 Spec Tax Ladera Ranch Ser 2000A,
  08-15-30                                                            6.250      BB+            1,000       1,019,130
  Cmty Facil Dist Spec Tax No. 02-1 Ladera Ranch
  Ser 2003A, 08-15-33                                                 5.550      BB+            1,000         947,550
  Impt Bond Act 1915 Ltd Oblig-Phase IV-No. 01-1-B,
  09-02-33                                                            5.750      BB+            1,570       1,494,342
Paramount Redevelopment Agency,
  Tax Allocation Redevel Proj Area No. 1, 08-01-23                    5.000      AAA              250         250,182
Paramount Unified School District,
  Gen Oblig Cap Apprec Ser 2001B, 09-01-25                             Zero      AAA            4,735       1,365,858
Pasadena, City of,
  Cert of Part Ref Old Pasadena Parking Facil Proj,
  01-01-18                                                            6.250      AA-            1,205       1,389,775
Poway, City of,
  Community Facil Dist No. 88-1 Spec Tax Ref Pkwy
  Business Ctr, 08-15-15                                              6.750      BB             1,000       1,073,620
Rancho Mirage Redevelopment Agency,
  Tax Allocation Redevelopment Plan 1984 Proj Ser
  2001A-1, 04-01-33                                                   5.000      AAA            2,000       1,963,540
Rancho Santa Fe Community Services District,
  Cmty Facil Dist No. 1 Spec Tax, 09-01-30                            6.700      BB             2,500       2,587,350
Redondo Beach Public Financing Auth,
  Rev South Bay Center Redevel Proj, 07-01-16                         7.000      BBB+             950       1,013,783
Richmond, County of,
  Imp Bond Act of 1915 Ref Reassessment District
  No. 855, 09-02-19                                                   6.600      BBB-           2,400       2,473,032
Riverside County Asset Leasing Corp,
  Leasehold Rev 1993 Ser A Riverside County Hosp
  Proj, 06-01-12                                                      6.500      A+             1,000       1,147,460
Riverside Redevelopment Agency,
  Ref Tax Allocation Merged Proj Area, 08-01-23                       5.250      AAA            1,905       1,946,300
Sacramento City Financing Auth,
  Rev Convention Ctr Hotel Ser 1999A, 01-01-30                        6.250      BB+            5,500       5,365,635
Sacramento, County of,
  Cert of Part Juvenile Courthouse Proj, 12-01-28                     4.250      AAA            2,000       1,721,820
Sacramento County Sanitation District Finance Auth,
  Rev Ser 2000A, 12-01-27                                             5.875      AA             1,500       1,654,020
Sacramento Municipal Utility District,
  Rev Ref Ser 2001P, 08-15-21                                         5.250      AAA            1,000       1,030,580
Sacramento Power Auth,
  Cogeneration Proj Rev Light & Pwr Imp, 07-01-22                     6.000      BBB-          12,000      12,410,280
San Bernardino, County of,
  Cert of Part Ref Med Ctr Fin Proj, 08-01-17                         5.500      AAA            8,750       9,571,625
  Cert of Part Ser B Cap Facil Proj, 08-01-24                         6.875      AAA              350         430,517
San Bruno Park School District,
  Cap Apprec Ref Ser 2000B, 08-01-21                                   Zero      AAA            1,015         381,173
  Cap Apprec Ref Ser 2000B, 08-01-23                                   Zero      AAA            1,080         355,234
San Diego County Regional Transportation Commission,
  Sales Tax Rev Refunded Bal Ser 1991A, 04-01-06                      7.000      AA-               35          35,084
San Diego County Water Auth,
  Water Rev Cert of Part Reg, 04-23-08                               10.292#     AAA            1,000       1,242,560
  Water Rev Cert of Part Reg, 04-22-09                               10.292#     AAA              400         498,728
San Diego Redevelopment Agency,
  Tax Allocation Cap Apprec Ser 1999B, 09-01-17                        Zero      BB             1,600         713,504
  Tax Allocation Cap Apprec Ser 1999B, 09-01-18                        Zero      BB             1,700         708,985
  Tax Allocation City Heights Proj Ser 1999A, 09-01-23                5.750      BB             1,000         990,620
  Tax Allocation City Heights Proj Ser 1999A, 09-01-28                5.800      BB             1,395       1,381,915
San Diego Unified School District,
  Gen Oblig Cap Apprec Ser 1999A, 07-01-21                             Zero      AAA            2,500         943,125
  Gen Oblig Election of 1998 Ser 2000B, 07-01-25                      5.000      AAA            2,450       2,427,337
San Diego, County of,
  Cert of Part Inmate Reception Ctr & Cooling Plant,
  08-01-19                                                            6.750      AAA            3,000       3,217,560
San Francisco, Redevelopment Agency of the
  City & County, Cmty Facil District No. 6 Mission Bay
  South Pub Imp Spec Tax Ser 2001-South, 08-01-25                     6.000      BB             2,500       2,437,425
San Francisco State Building Auth,
  Lease Rev Ref 1993 Ser A Dept of Gen Serv, 10-01-13                 5.000      BBB-           2,145       2,232,881
San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Ref Conv Cap Apprec Ser A, 01-15-21                      Zero      BB             5,000       3,702,750
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-14                             Zero      AAA            5,000       3,156,100
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-22                             Zero      AAA            6,500       2,481,635
San Marcos Public Facilities Auth,
  Rev Tax Incr Proj Area 3-A, 08-01-31                                6.000      BB             1,305       1,308,184
San Marino Unified School District,
  Gen Oblig Ser 2000A, 07-01-24                                        Zero      AAA            5,820       1,804,142
San Mateo County Joint Powers Financing Auth,
  Lease Rev Ref Cap Proj Prog, 07-01-21                               5.000      AAA            1,815       1,871,283
Santa Ana Financing Auth,
  Lease Rev Ser A Police Admin & Holding Facil,
  07-01-19                                                            6.250      AAA            1,790       2,089,664
  Lease Rev Ser A Police Admin & Holding Facil,
  07-01-24                                                            6.250      AAA           10,000      11,627,400
  Rev Ref Ser D Mainplace Proj, 09-01-19                              5.600      BBB-           1,000       1,023,190
Santa Clara County Finance Auth,
  Lease Rev Ser 2000B Mult Facil Proj, 05-15-17                       5.500      AAA            6,000       6,486,960
Santa Margarita Water District,
  Spec Tax Cmty Facil Dist No. 99-1, 09-01-30                         6.000      BB+              500         483,160
Santaluz Community Facilities District No. 2,
  Spec Tax Imp Area No. 1, 09-01-30                                   6.375      BB             1,500       1,525,620
South Gate Public Financing Auth,
  Tax Allocation Rev South Gate Redevel Proj
  No. 1, 09-01-19                                                     5.250      AAA            1,000       1,037,260
Southern California Home Financing Auth,
  Single Family Mtg Rev GNMA & FNMA Mtg Backed
  Ser A, 09-01-22                                                     6.750      AAA              205         205,672
Southern California Public Power Auth,
  Rev Ref Southern Transm Proj, 07-01-13                               Zero      AAA            4,400       2,879,800
Tahoe-Truckee Unified School District,
  Gen Oblig Cap Apprec Imp District No. 1-A, 08-01-21                  Zero      AAA            3,430       1,288,994
Tobacco Securitization Auth,
  Northern CA Tobacco Settlement Rev Asset Backed
  Bond Ser 2001A, 06-01-41                                            5.375      BBB            1,000         676,060
Torrance, City of,
  Hosp Rev Torrance Memorial Medical Ctr
  Ser 2001A, 06-01-31                                                 5.500      A+             3,500       3,475,045
Tustin Unified School District,
  Community Facil Dist No. 97-1, 09-01-35                             6.375      AAA            1,000       1,189,150
University of California,
  Cert of Part Ref UCLA Central Chiller-Cogeneration
  Proj, 11-01-11                                                      5.400      Aa2            1,000       1,027,570
  Ref Gen Ser 2003A, 05-15-33**                                       5.000      AAA            2,500       2,454,250
Upland Unified School District,
  Cap Apprec Election of 2000, 08-01-25                               5.125      AAA            1,000       1,003,430
Vallejo Sanitation and Flood Control District,
  Cert of Part, 07-01-19                                              5.000      AAA            2,500       2,600,000
West Covina Redevelopment Agency,
  Ref Community Facil Dist Spec Tax Fashion Plaza
  Proj, 09-01-22                                                      6.000      AA             3,000       3,361,350

Florida 1.09%                                                                                               4,032,785
Capital Trust Agency,
  Rev Seminole Tribe Convention & Resort Facil
  Ser 2003A, 10-01-33                                                 8.950      BB             1,000       1,100,960
  Rev Seminole Tribe Convention & Resort Facil
  Ser 2002A, 10-01-33                                                10.000      BB             2,500       2,931,825

Puerto Rico 8.98%                                                                                          33,380,042
Childrens Trust Fund (The),
  Tobacco Settlement Asset Backed Bond, 05-15-33                      5.375      BBB              990         795,010
  Tobacco Settlement Asset Backed Bond, 05-15-39                      5.500      BBB            1,000         806,150
Puerto Rico Aqueduct and Sewer Auth,
  Rev Parts & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.755#     AAA            7,500       9,658,050
Puerto Rico, Commonwealth of,
  Gen Oblig Pub Imp Ser 1996, 07-01-15                                6.500      A-             6,000       7,037,280
  Gen Oblig Ref Pub Imp, 07-01-30                                     5.125      AAA            2,000       2,021,340
Puerto Rico Highway & Transportation Auth,
  Highway Rev Ref 1996 Ser Z, 07-01-14                                6.250      AAA            3,250       3,862,592
  Ser A-MBIA IBC, 07-01-38                                            5.000      AAA            5,000       5,002,550
  Trans Rev Ser 2000B, 07-01-26                                       6.000      A              1,000       1,052,430
Puerto Rico Ind'l, Tourist, Ed'l, Medical & Environmental,
  Ctl Facs, Hospital de La Concepcion-A, 11-15-20                     6.500      AA               500         553,515
Puerto Rico Public Finance Corp,
  Commonwealth Approp Ser 2002E, 08-01-25                             5.700      BBB+           2,500       2,591,125

ISSUER, DESCRIPTION,                                                        INTEREST        PAR VALUE
MATURITY DATE                                                                   RATE    (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 1.71%                                                                               $6,359,000
(Cost $6,359,000)

Joint Repurchase Agreement 1.71%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 08-29-03, due 09-02-03
(Secured by U.S. Treasury Inflation Indexed Bonds, 3.625%
thru 3.875% due 04-15-28 thru 04-15-29)                                         1.01%          $6,359       6,359,000

TOTAL INVESTMENTS 99.58%                                                                                 $370,160,005

OTHER ASSETS AND LIABILITIES, NET 0.42%                                                                    $1,577,543

TOTAL NET ASSETS 100.00%                                                                                 $371,737,548


 * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

** This security having an aggregate value of $2,454,250 or 0.66% of the Fund's net assets, has been purchased as forward commitments-- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $2,580,577 of Foothill/Eastern Transportation Corridor Agency, 6.00%, 01-01-34 has been segregated to cover the forward commitments.

 # Represents rate in effect on August 31, 2003.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

August 31, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                         VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                            OF NET ASSETS
General Obligation                                      12.71%
Revenue Bonds -- Authority                               8.69
Revenue Bonds -- Bond Anticipation Note                  0.70
Revenue Bonds -- Bridge & Toll Road                      1.00
Revenue Bonds -- Building                                1.80
Revenue Bonds -- Correctional Facility                   4.13
Revenue Bonds -- Economic Development                    2.01
Revenue Bonds -- Education                               5.14
Revenue Bonds -- Electric                                4.74
Revenue Bonds -- Facility                                0.68
Revenue Bonds -- Harbor/Channel                          0.81
Revenue Bonds -- Health                                  9.09
Revenue Bonds -- Highway                                 3.15
Revenue Bonds -- Housing                                 0.68
Revenue Bonds -- Improvement                             1.35
Revenue Bonds -- Industrial Development                  0.15
Revenue Bonds -- Industrial Revenue                      0.09
Revenue Bonds -- Lease                                   1.92
Revenue Bonds -- Multi-Family                            1.50
Revenue Bonds -- Other                                   8.89
Revenue Bonds -- Pollution Control                       1.05
Revenue Bonds -- Power                                   0.77
Revenue Bonds -- Recreational Facility                   0.75
Revenue Bonds -- Roadway/Street                          2.49
Revenue Bonds -- Sanitation District                     0.44
Revenue Bonds -- School                                  0.33
Revenue Bonds -- Single-Family                           0.12
Revenue Bonds -- Special Assessment                      0.66
Revenue Bonds -- Special Tax                             4.59
Revenue Bonds -- Tax Allocation                          4.00
Revenue Bonds -- Tax Increment                           0.88
Revenue Bonds -- Transportation                          6.02
Revenue Bonds -- Water and Sewer                         6.54

Total tax-exempt long-term bonds                        97.87%

See notes to
financial statements.



ASSETS AND
LIABILITIES

August 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $351,437,735)                         $370,160,005
Cash                                                                      499
Receivable for shares sold                                             63,858
Interest receivable                                                 4,850,009
Other assets                                                          115,458

Total assets                                                      375,189,829

LIABILITIES
Payable for investments purchased                                   2,450,525
Payable for shares repurchased                                        449,303
Dividends payable                                                     183,363
Payable to affiliates
Management fee                                                        163,062
Distribution and service fee                                           12,054
Other                                                                  23,332
Other payables and accrued expenses                                   170,642

Total liabilities                                                   3,452,281

NET ASSETS
Capital paid-in                                                   360,103,741
Accumulated net realized loss on investments and
  financial futures contracts                                      (7,137,661)
Net unrealized appreciation of investments                         18,722,270
Accumulated net investment income                                      49,198

Net assets                                                       $371,737,548

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($307,796,343 [DIV] 29,029,684 shares)                         $10.60
Class B ($55,199,978 [DIV] 5,206,412 shares)                           $10.60
Class C ($8,741,227 [DIV] 824,468 shares)                              $10.60

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($10.60 [DIV] 95.5%)                                         $11.10
Class C ($10.60 [DIV] 99%)                                             $10.71

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
August 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                          $22,878,553

Total investment income                                            22,878,553

EXPENSES
Investment management fee                                           2,232,900
Class A distribution and service fee                                  500,862
Class B distribution and service fee                                  624,486
Class C distribution and service fee                                   96,253
Transfer agent fee                                                    207,847
Accounting and legal services fee                                     137,986
Custodian fee                                                          90,110
Auditing fee                                                           34,200
Miscellaneous                                                          30,509
Trustees' fee                                                          24,090
Registration and filing fee                                            18,530
Printing                                                               14,608
Legal fee                                                               6,388
Interest expense                                                          306

Total expenses                                                      4,019,075

Net investment income                                              18,859,478

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                          (720,489)
Financial futures contracts                                            19,704
Change in unrealized appreciation (depreciation)
  of investments                                                  (15,942,310)

Net realized and unrealized loss                                  (16,643,095)

Increase in net assets from operations                             $2,216,383

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                     YEAR          YEAR
                                                    ENDED         ENDED
                                                  8-31-02 1     8-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                         $19,598,639   $18,859,478
Net realized loss                              (1,391,387)     (700,785)
Change in net unrealized
  appreciation (depreciation)                  (1,005,398)  (15,942,310)

Increase in net assets from operations         17,201,854     2,216,383

Distributions to shareholders
From net investment income
Class A                                       (16,176,162)  (15,776,720)
Class B                                        (2,871,168)   (2,420,927)
Class C                                          (265,020)     (372,022)
                                              (19,312,350)  (18,569,669)

From Fund share transactions                    6,369,418   (31,917,119)

NET ASSETS
Beginning of period                           415,749,031   420,007,953

End of period 2                              $420,007,953  $371,737,548


1 Audited by previous auditor.

2 Includes accumulated net investment income of $47,035 and $49,198, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-99 1   8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.19      $10.65      $10.69      $11.11        $11.06
Net investment income 3                                   0.56        0.56        0.54        0.54          0.53
Net realized and unrealized
  gain (loss) on investments                             (0.54)       0.04        0.42       (0.06)        (0.47)
Total from
  investment operations                                   0.02        0.60        0.96        0.48          0.06
Less distributions
From net investment income                               (0.56)      (0.56)      (0.54)      (0.53)        (0.52)
Net asset value,
  end of period                                         $10.65      $10.69      $11.11      $11.06        $10.60
Total return 4 (%)                                        0.11 5      5.93 5      9.26 5      4.52 5        0.48

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $307        $306        $331        $347          $308
Ratio of expenses
  to average net assets (%)                               0.75        0.75        0.80        0.84          0.84
Ratio of adjusted expenses
  to average net assets 6 (%)                             0.82        0.84        0.82        0.84            --
Ratio of net investment income
  to average net assets (%)                               5.06        5.39        5.01        4.95          4.79
Portfolio turnover (%)                                       3          11          14          15            18

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-99 1   8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.19      $10.65      $10.69      $11.11        $11.06
Net investment income 3                                   0.48        0.48        0.46        0.45          0.44
Net realized and unrealized
  gain (loss) on investments                             (0.54)       0.04        0.42       (0.06)        (0.47)
Total from
  investment operations                                  (0.06)       0.52        0.88        0.39         (0.03)
Less distributions
From net investment income                               (0.48)      (0.48)      (0.46)      (0.44)        (0.43)
Net asset value,
  end of period                                         $10.65      $10.69      $11.11      $11.06        $10.60
Total return 4 (%)                                       (0.63) 5     5.14 5      8.45 5      3.67 5       (0.37)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $99         $81         $80         $65           $55
Ratio of expenses
  to average net assets (%)                               1.50        1.50        1.55        1.65          1.69
Ratio of adjusted expenses
  to average net assets 6 (%)                             1.67        1.69        1.67        1.69            --
Ratio of net investment income
  to average net assets (%)                               4.31        4.64        4.26        4.14          3.95
Portfolio turnover (%)                                       3          11          14          15            18

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 1,7 8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.14      $10.65      $10.69      $11.11        $11.06
Net investment income 3                                   0.18        0.47        0.45        0.45          0.43
Net realized and unrealized
  gain (loss) on investments                             (0.49)       0.04        0.42       (0.06)        (0.47)
Total from
  investment operations                                  (0.31)       0.51        0.87        0.39         (0.04)
Less distributions
From net investment income                               (0.18)      (0.47)      (0.45)      (0.44)        (0.42)
Net asset value,
  end of period                                         $10.65      $10.69      $11.11      $11.06        $10.60
Total return 4 (%)                                       (2.77) 5,8   5.03 5      8.34 5      3.64 5       (0.37)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $3          $4          $8            $9
Ratio of expenses
  to average net assets (%)                               1.60 9      1.60        1.65        1.69          1.69
Ratio of adjusted expenses
  to average net assets 6 (%)                             1.67 9      1.69        1.67        1.69            --
Ratio of net investment income
  to average net assets (%)                               4.20 9      4.54        4.16        4.10          3.93
Portfolio turnover (%)                                       3          11          14          15            18

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization premiums and accretion of discounts on debt securities. The effect of this change for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03%, for Class A, B and C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

7 Class C shares began operations on 4-1-99.

8 Not annualized.

9 Annualized.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock California Tax-Free Income Fund (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2003.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on August 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income ax provision is required. For federal income tax purposes, the Fund has $9,082,208 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2003 -- $3,777,974, August 31, 2004 -- $2,378,578, August 31, 2005 -- $7,774, August 31, 2006 -- $679,515,
August 31, 2008 -- $968,588 and August 31, 2011 -- $1,269,779. Net capital losses of $1,382,557 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on September 1, 2003, the first day of the Fund's next taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $124,744 and $18,444,925 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2003, the components of distributable earnings on a tax basis included $294,730 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, until June 30, 2003, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.55% of the Fund's average daily net asset value. Effective July 1, 2003, the Fund pays a monthly management fee to the advisor equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $344,225 with regard to sales of Class A shares. Of this amount, $44,422 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $284,108 was paid as sales commissions to unrelated broker-dealers and $15,695 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $38,251 with regard to sales of Class C shares. Of this amount, $37,800 was paid as sales commissions to unrelated broker-dealers and $451 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2003, CDSCs received by JH Funds amounted to $96,443 for Class B shares and $5,665 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                     YEAR ENDED 8-31-02 1          YEAR ENDED 8-31-03
                               SHARES            AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                        6,481,257       $70,657,873     3,225,987     $35,445,018
Distributions reinvested      656,541         7,150,009       747,678       8,205,314
Repurchased                (5,558,887)      (60,491,775)   (6,314,433)    (69,193,527)
Net increase (decrease)     1,578,911       $17,316,107    (2,340,768)   ($25,543,195)

CLASS B SHARES
Sold                          916,586       $10,014,136       408,022      $4,509,993
Distributions reinvested      104,107         1,131,811       117,508       1,290,283
Repurchased                (2,371,696)      (25,893,410)   (1,203,179)    (13,155,596)
Net decrease               (1,351,003)     ($14,747,463)     (677,649)    ($7,355,320)

CLASS C SHARES
Sold                          482,735        $5,283,143       353,398      $3,894,916
Distributions reinvested       14,262           155,160        24,409         268,074
Repurchased                  (151,537)       (1,637,529)     (290,012)     (3,181,594)
Net increase                  345,460        $3,800,774        87,795        $981,396

NET INCREASE (DECREASE)       573,368        $6,369,418    (2,930,622)   ($31,917,119)

1 Audited by previous auditor.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2003, aggregated $69,587,909 and $98,754,963, respectively.

The cost of investments owned on August 31, 2003, including short-term investments, for federal income tax purposes was $350,440,715. Gross unrealized appreciation and depreciation of investments aggregated $25,942,675 and $6,223,385, respectively, resulting in net unrealized appreciation of $19,719,290. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

NOTE E
Reclassification of accounts

During the year ended August 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $4,000,375, a decrease in accumulated net investment income of $287,646 and a decrease in capital paid-in of $3,712,729. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to accretion of market discount tax adjustment, certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.



AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock California Tax-Free Income Fund (the "Fund") as of August 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended August 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2002, and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2003.

None of the 2003 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.21% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 3.49%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1994                32
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1989                32
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                32
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner,2 Born: 1938                                                              1994                32
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                32
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                32
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan,2 Born: 1930                                                                 1994                32
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                54
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                54
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    International Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Select Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



ELECTRONIC
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FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

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TDD line                             1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                             1-800-225-5291

On the Fund's Web site               www.jhfunds.com/proxy

On the SEC's Web site                www.sec.gov


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1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

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This report is for the information of
the shareholders of the John Hancock
California Tax-Free Income Fund.

5300A  8/03
      10/03

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
     ------------------------------
     Maureen Ford Goldfarb
     Chairman, President and Chief Executive Officer

Date:    October 29, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date:   October 29, 2003





By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date:    October 29, 2003